Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Current Assets [Abstract]
Receivables, see Note 14	$ 1,493
Government authorities	182	81
Reimbursement of legal fees receivable		743
Prepaid fee to the Food and Drug Administration		930
Prepaid expenses and other receivables	232	76
Total other current assets	$ 1,907	$ 1,830